Stock-based Compensation (Details) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2013		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
wmgi:incremental cost associated with the modified stock compensation	$ 8,800,000
Amounts Recognized in the consolidated financial statements
Total cost of share-based payment plans			11,912,000		7,811,000	5,908,000
Amounts capitalized as inventory and intangible assets			(467,000)		(689,000)	(725,000)
Amortization of capitalized amounts			513,000		717,000	747,000
Charged against income before income taxes			11,958,000		7,839,000	5,930,000
Amount of related income tax benefit recognized in income			(3,945,000)		(2,940,000)	(2,094,000)
Impact to net income (loss), continuing operations			8,013,000		4,899,000	3,836,000
Impact To Net Income (loss), discontinuing operations			2,320,000		2,308,000	2,326,000
Impact to net income (loss)			10,333,000		7,207,000	6,162,000
Share based compensation effect on earnings per share continuing operations, basic			$ 0.18		$ 0.13	$ 0.10
Impact to basic earnings per share			$ 0.23		$ 0.19	$ 0.16
Share based compensation effect on earnings per share, continuing operations, diluted			$ 0.18		$ 0.13	$ 0.10
Impact to diluted earnings per share			$ 0.23		$ 0.18	$ 0.16
Summary of stock option activity
ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsAssumedInPeriod			752,000
ShareBasedCompensationArrangementsByShareBasedPaymentAwardOptionsAssumedInPeriodWeightedAverageExercisePrice			$ 19.25
Summary of stock options outstanding and exercisable
Number Outstanding	4,309,000		4,309,000
Weighted-Average Remaining Contractual Life			6 years 8 months
Weighted-Average Exercise Price	$ 21.24		$ 21.24
Number Exercisable	2,285,000		2,285,000
Weighted-Average Exercise Price	$ 20.71		$ 20.71
Narrative
Nonvested Awards, Total Compensation Cost Not yet Recognized	17,400,000		17,400,000
Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition			2 years 8 months 12 days
Number of Shares Authorized	15,417,051		15,417,051
Annual Vesting Percent	25.00%		25.00%
Expiration Term			10 years
Number of Shares Available for Grant	3,596,125		3,596,125
Options, Exercises in Period, Total Intrinsic Value			1,400,000		200,000	100,000
Award Requisite Service Period			4 years
Share Based Compensation, Exercise Price Range 1 [Member]
Summary of stock options outstanding and exercisable
Exercise Price Range, Lower Range Limit			$ 2.00
Exercise Price Range, Upper Range Limit			$ 16.00
Number Outstanding	371,000		371,000
Weighted-Average Remaining Contractual Life			5 years 9 months
Weighted-Average Exercise Price	$ 12.35		$ 12.35
Number Exercisable	276,000		276,000
Weighted-Average Exercise Price	$ 11.53		$ 11.53
Share Based Compensation, Exercise Price Range 2 [Member]
Summary of stock options outstanding and exercisable
Exercise Price Range, Lower Range Limit			$ 16.01
Exercise Price Range, Upper Range Limit			$ 24.00
Number Outstanding	2,418,000		2,418,000
Weighted-Average Remaining Contractual Life			7 years
Weighted-Average Exercise Price	$ 19.56		$ 19.56
Number Exercisable	1,315,000		1,315,000
Weighted-Average Exercise Price	$ 19.07		$ 19.07
Share Based Compensation, Exercise Price Range 3 [Member]
Summary of stock options outstanding and exercisable
Exercise Price Range, Lower Range Limit			$ 24.01
Exercise Price Range, Upper Range Limit			$ 35.87
Number Outstanding	1,520,000		1,520,000
Weighted-Average Remaining Contractual Life			6 years 5 months
Weighted-Average Exercise Price	$ 26.07		$ 26.07
Number Exercisable	694,000		694,000
Weighted-Average Exercise Price	$ 27.47		$ 27.47
Share Based Compensation, MicroPort Exercise Price Range 1 [Member] [Member]
Summary of stock options outstanding and exercisable
Exercise Price Range, Lower Range Limit			$ 15.47
Exercise Price Range, Upper Range Limit			$ 20.00
Weighted-Average Remaining Contractual Life			9 months
Weighted-Average Exercise Price	$ 16.46		$ 16.46
Share Based Compensation, MicroPort Exercise Price Range 2 [Member] [Member]
Summary of stock options outstanding and exercisable
Exercise Price Range, Lower Range Limit			$ 20.01
Exercise Price Range, Upper Range Limit			$ 30.00
Weighted-Average Remaining Contractual Life			9 months
Weighted-Average Exercise Price	$ 23.77		$ 23.77
Share Based Compensation, MicroPort Exercise Price Range 3 [Member] [Member]
Summary of stock options outstanding and exercisable
Exercise Price Range, Lower Range Limit			$ 30.01
Exercise Price Range, Upper Range Limit			$ 35.87
Weighted-Average Remaining Contractual Life			2 months 27 days
Weighted-Average Exercise Price	$ 31.12		$ 31.12
Full Value Awards [Member]
Narrative
Number of Shares Authorized	3,754,555		3,754,555
Number of Shares Available for Grant	1,798,062		1,798,062
Inducement Grant [Member]
Summary of stock option activity
Options Outstanding, Beginning Balance			940,000
Granted			0
Exercised			0
Forfeited or expired			0
Options Outstanding, Ending Balance	940,000		940,000
Exercisable at December 31, 2013	513,000		513,000
Outstanding, Weighted-Average Exercise Price, Beginning Balance			$ 17.21
Granted, Weighted-Average Exercise Price			$ 0
Exercised, Weighted-Average Exercise Price			$ 0
Forfeited or expired, Weighted-Average Exercise Price			$ 0
Outstanding, Weighted-Average Exercise Price, Ending Balance	$ 17.21		$ 17.21
Exercisable, Weighted-Average Exercise Price	$ 16.61		$ 16.61
Outstanding, Weighted-Average Remaining Contractual Life			7 years 11 months 27 days
Exercisable, Weighted-Average Remaining Contractual Life			7 years 10 months 6 days
Outstanding, Aggregate Intrinsic Value	12,683,000	[1]	12,683,000	[1]
Exercisable, Aggregate Intrinsic Value	7,230,000	[1]	7,230,000	[1]
Inducement Grant [Member] | Chief Executive Officer [Member]
Summary of stock option activity
Granted					610,000
Granted, Weighted-Average Exercise Price					$ 16.03
Inducement Grant [Member] | Chief Communications Officer [Member]
Summary of stock option activity
Granted					30,000
Granted, Weighted-Average Exercise Price					$ 18.33
Inducement Grant [Member] | General Counsel [Member]
Summary of stock option activity
Granted					65,000
Granted, Weighted-Average Exercise Price					$ 16.23
Inducement Grant [Member] | Chief Compliance Officer [Member]
Summary of stock option activity
Granted					50,000
Granted, Weighted-Average Exercise Price					$ 17.35
Inducement Grant [Member] | Chief Operating Officer [Member]
Summary of stock option activity
Granted					184,500
Granted, Weighted-Average Exercise Price					$ 21.24
Stock Options [Member]
Fair Value Assumptions
Fair Value Assumptions, Risk Free Interest Rate, Minimum			0.10%		0.50%	1.00%
Fair Value Assumptions, Risk Free Interest Rate, Maximum			1.40%		1.00%	2.00%
Fair Value Assumptions, Expected Volatility Rate			36.00%		40.00%	39.00%
Summary of stock option activity
Options Outstanding, Beginning Balance			2,120,000
Granted			1,033,000
Exercised			(211,000)
Forfeited or expired			(325,000)
Options Outstanding, Ending Balance	3,369,000		3,369,000		2,120,000
Exercisable at December 31, 2013	1,772,000		1,772,000
Outstanding, Weighted-Average Exercise Price, Beginning Balance			$ 22.71
Granted, Weighted-Average Exercise Price			$ 24.38
Exercised, Weighted-Average Exercise Price			$ 20.17
Forfeited or expired, Weighted-Average Exercise Price			$ 25.30
Outstanding, Weighted-Average Exercise Price, Ending Balance	$ 22.36		$ 22.36		$ 22.71
Exercisable, Weighted-Average Exercise Price	$ 21.89		$ 21.89
Outstanding, Weighted-Average Remaining Contractual Life			6 years 5 months
Exercisable, Weighted-Average Remaining Contractual Life			4 years 2 months
Outstanding, Aggregate Intrinsic Value	28,171,000	[1]	28,171,000	[1]
Exercisable, Aggregate Intrinsic Value	15,657,000	[1]	15,657,000	[1]
Summary of stock options outstanding and exercisable
Number Outstanding	3,369,000		3,369,000
Weighted-Average Remaining Contractual Life			6 years 5 months
Weighted-Average Exercise Price	$ 22.36		$ 22.36
Number Exercisable	1,772,000		1,772,000
Weighted-Average Exercise Price	$ 21.89		$ 21.89
Narrative
Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 8.60		$ 7.89	$ 6.01
Stock Options [Member] | Share Based Compensation, Exercise Price Range 1 [Member]
Summary of stock options outstanding and exercisable
Number Outstanding	371,000		371,000
Weighted-Average Remaining Contractual Life			5 years 9 months
Weighted-Average Exercise Price	$ 12.35		$ 12.35
Number Exercisable	276,000		276,000
Weighted-Average Exercise Price	$ 11.53		$ 11.53
Stock Options [Member] | Share Based Compensation, Exercise Price Range 2 [Member]
Summary of stock options outstanding and exercisable
Number Outstanding	1,478,000		1,478,000
Weighted-Average Remaining Contractual Life			6 years 6 months
Weighted-Average Exercise Price	$ 21.06		$ 21.06
Number Exercisable	802,000		802,000
Weighted-Average Exercise Price	$ 20.64		$ 20.64
Stock Options [Member] | Share Based Compensation, Exercise Price Range 3 [Member]
Summary of stock options outstanding and exercisable
Number Outstanding	1,520,000		1,520,000
Weighted-Average Remaining Contractual Life			6 years 5 months
Weighted-Average Exercise Price	$ 26.07		$ 26.07
Number Exercisable	694,000		694,000
Weighted-Average Exercise Price	$ 27.47		$ 27.47
Nonvested Common Stock [Member]
Summary of stock option activity
Common Stock, Market Value	$ 30.71		$ 30.71
Nonvested Shares Roll Forward
Nonvested Shares, Beginning Balance			486,000
Granted			223,000
Vested			(212,000)
Forfeited			(41,000)
Nonvested Shares, Ending Balance	456,000		456,000		486,000
Nonvested, Weighted-Average Grant-Date Fair Value, Beginning Balance			$ 18.44
Granted			$ 24.66
Vested			$ 18.10
Forfeited			$ 17.98
Nonvested, Weighted-Average Grant-Date Fair Value, Ending Balance	$ 21.69		$ 21.69		$ 18.44
Aggregate Intrinsic Value	$ 14,004,000	[2]	$ 14,004,000	[2]
Narrative
Equity Instruments Other than Options, Vested in Period, Total Fair Value			6,500,000		5,600,000	4,700,000
Nonvested Common Stock Granted to Employees [Member]
Nonvested Shares Roll Forward
Granted			223,000		216,000	345,000
Granted			$ 24.66		$ 21.22	$ 15.56
Nonvested Common Stock Granted to Non-Employees [Member]
Nonvested Shares Roll Forward
Granted						28,000
Granted						$ 15.27
Employee Stock [Member]
Fair Value Assumptions
Fair Value Assumptions, Risk Free Interest Rate, Minimum			0.10%		0.10%	0.30%
Fair Value Assumptions, Risk Free Interest Rate, Maximum			0.40%		0.20%	0.40%
Fair Value Assumptions, Expected Term			6 months
Fair Value Assumptions, Expected Volatility Rate			36.00%		40.00%	39.00%
Nonvested Shares Roll Forward
Granted			$ 6.81		$ 5.93	$ 4.92
Narrative
Number of Shares Authorized	400,000		400,000
Number of Shares Available for Grant	194,566		194,566
Employee Stock Purchase Plan, Eligibility, Minimum Hours Worked Per Week	20		20
Employee Stock Purchase Plan, Number of Plan Periods During Each Year	2		2
Maximum Employee Subscription Rate	5.00%		5.00%
Maximum Purchase Amount Per Employeee	5,000		5,000
Percent of Market Value at Lower of Beginning or Ending Period Market Price , Purchase Date			85.00%
Shares Issued in Period			23,000		25,000	26,000
Discontinued Operations [Member]
Summary of stock option activity
Options Outstanding, Ending Balance	500,000		500,000
Outstanding, Weighted-Average Exercise Price, Ending Balance	$ 22.50		$ 22.50
Outstanding, Aggregate Intrinsic Value	8,526,000	[1]	8,526,000	[1]
Summary of stock options outstanding and exercisable
Number Outstanding	1,146,000		1,146,000
Weighted-Average Remaining Contractual Life			8 months 12 days
Weighted-Average Exercise Price	$ 23.20		$ 23.20
Nonvested Shares Roll Forward
Nonvested Shares, Ending Balance	266,000		266,000
Discontinued Operations [Member] | Share Based Compensation, MicroPort Exercise Price Range 1 [Member] [Member]
Summary of stock options outstanding and exercisable
Number Outstanding	177,000		177,000
Discontinued Operations [Member] | Share Based Compensation, MicroPort Exercise Price Range 2 [Member] [Member]
Summary of stock options outstanding and exercisable
Number Outstanding	857,000		857,000
Discontinued Operations [Member] | Share Based Compensation, MicroPort Exercise Price Range 3 [Member] [Member]
Summary of stock options outstanding and exercisable
Number Outstanding	112,000		112,000
BioMimetics [Member]
Amounts Recognized in the consolidated financial statements
Charged against income before income taxes			$ 2,200,000

[1]	The aggregate intrinsic value is calculated as the difference between the market value of our common stock as of December 31, 2013, and the exercise price of the shares. The market value as of December 31, 2013 is $30.71 per share, which is the closing sale price of our common stock reported for transactions effected on the Nasdaq Global Select Market on December 31, 201
[2]	The aggregate intrinsic value is calculated as the market value of our common stock as of December 31, 2013. The market value as of December 31, 2013 is $30.71 per share, which is the closing sale price of our common stock reported for transactions effected on the Nasdaq Global Select Market on December 31, 2013.